Research and development expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and development expenses
VUmc license expenses	$ 14,357	$ 203
Pre-clinical and clinical trial expenses	14,188	11,325	$ 5,118
Personnel-related expenses	4,955	2,276	1,360
Research and development activities expenses	1,843	1,022	1,624
Share-based compensation expense	1,036	232	181
Facilities and other research and development expenses	814	643	64
Total research and development expenses	37,193	15,701	8,347
Government grants	$ 1,700	$ 1,000	$ 600